OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating costs and expenses
Personnel	R$ (4,888,100)	R$ (4,111,674)	R$ (3,740,960)
Third-party services	(15,658,855)	(14,842,677)	(14,087,802)
Rental, insurance, condominium and connection means	(1,422,280)	(1,290,015)	(1,389,661)
Taxes, charges and contributions	(1,992,208)	(1,786,702)	(1,770,116)
Estimated impairment losses on accounts receivable (Note 5)	(1,315,614)	(1,436,288)	(1,740,358)
Depreciation and amortization	(12,659,873)	(12,038,331)	(11,227,498)
Cost of goods sold	(3,841,064)	(3,222,043)	(2,878,533)
Materials and other operating costs and expenses	(230,412)	(263,661)	(254,703)
Total	(42,008,406)	(38,991,391)	(37,089,631)
Depreciation on lease	3,049,570	2,737,111	2,225,639
Cost of sales and services
Operating costs and expenses
Personnel	(1,109,109)	(861,876)	(775,789)
Third-party services	(8,865,064)	(8,019,315)	(7,120,850)
Rental, insurance, condominium and connection means	(1,307,950)	(1,187,976)	(1,284,943)
Taxes, charges and contributions	(1,905,558)	(1,704,235)	(1,690,171)
Depreciation and amortization	(10,309,553)	(9,688,780)	(8,865,855)
Cost of goods sold	(3,841,064)	(3,222,043)	(2,878,533)
Materials and other operating costs and expenses	(93,382)	(97,144)	(76,942)
Total	(27,431,680)	(24,781,369)	(22,693,083)
Selling expenses
Operating costs and expenses
Personnel	(3,059,974)	(2,661,782)	(2,522,455)
Third-party services	(5,730,219)	(5,768,909)	(5,888,370)
Rental, insurance, condominium and connection means	(66,148)	(57,852)	(59,578)
Taxes, charges and contributions	(33,255)	(29,649)	(32,517)
Estimated impairment losses on accounts receivable (Note 5)	(1,315,614)	(1,436,288)	(1,740,358)
Depreciation and amortization	(1,521,709)	(1,506,862)	(1,495,229)
Materials and other operating costs and expenses	(112,207)	(132,775)	(133,048)
Total	(11,839,126)	(11,594,117)	(11,871,555)
General and administrative expenses
Operating costs and expenses
Personnel	(719,017)	(588,016)	(442,716)
Third-party services	(1,063,572)	(1,054,453)	(1,078,582)
Rental, insurance, condominium and connection means	(48,182)	(44,187)	(45,140)
Taxes, charges and contributions	(53,395)	(52,818)	(47,428)
Depreciation and amortization	(828,611)	(842,689)	(866,414)
Materials and other operating costs and expenses	(24,823)	(33,742)	(44,713)
Total	R$ (2,737,600)	R$ (2,615,905)	R$ (2,524,993)